Exec Social

Vlad Tenev

- X (Formerly Twitter) - to quote tweet RHApp
    - Mark your calendars.

      Robinhood Ventures Fund II is coming. The roadshow begins August 3.

      rbnhd.co/RVII-roadshow-disclosures

Shiv Verma

- X (Formerly Twitter) - to quote tweet RHApp
    - Save the Date. Robinhood Ventures Fund II is coming and the roadshow kicks off on August 3. rbnhd.co/RVII-roadshow-disclosures

- LinkedIn
    - On June 30, Robinhood Ventures Fund II (RVII) filed a public registration statement with the SEC.

      RVII, which is the second fund from Robinhood Ventures, intends to invest in a diversified portfolio of early- and growth-stage private companies.

      The roadshow begins August 3. Mark your calendars and join us for a video presentation where we'll give a more detailed overview of the fund.

      Learn more at: [link to blog]

      rbnhd.co/RVII-roadshow-disclosures

Sarah Pinto

- X (Formerly Twitter) - to quote tweet RHApp
    - Robinhood Ventures Fund II is coming soon, with the roadshow set to kick off on August 3. Mark your calendars and join us to learn more.

      rbnhd.co/RVII-roadshow-disclosures

- LinkedIn
    - Our mission to expand access to private markets didn't stop with Robinhood Ventures Fund I (RVI).

      Robinhood Ventures Fund II (RVII) is coming, and it intends to invest in a diversified portfolio of early- and growth-stage private companies.

Join me to learn more on August 3 as we kick off the roadshow for RVII. [link to blog]

rbnhd.co/RVII-roadshow-disclosures

Dara Bazzano

- LinkedIn
  - Robinhood Ventures Fund II (RVII) filed a public registration statement with the SEC on June 30. Today we're announcing the next step with the roadshow set to begin on August 3.

    It's the second fund from Robinhood Ventures and it intends to invest in a diversified portfolio of early- and growth-stage private companies.

    Mark your calendars and join us for a video presentation where we'll give a more detailed overview of the fund. [link to blog]

    rbnhd.co/RVII-roadshow-disclosures

Rich Aberman

- X (Formerly Twitter) - to quote tweet RHApp
  - The roadshow for Robinhood Ventures Fund II is set to begin on August 3. Join us to learn more.

    rbnhd.co/RVII-roadshow-disclosures
- LinkedIn
  - I joined Robinhood to help democratize access to private markets. Robinhood Ventures Fund II (RVII) will play a significant role in helping us accomplish that mission. The roadshow begins August 3.

    Join me and the team to learn more. [link to blog]

    rbnhd.co/RVII-roadshow-disclosures

Robinhood Ventures Fund II
482 Disclosure

Disclosure

A registration statement relating to common shares of beneficial interest of Robinhood Ventures Fund II ("RVII") has been filed with the Securities and Exchange Commission (the "SEC") but has not yet become effective. The information in the registration statement and this communication is not complete and may be changed. We may not sell these securities until the registration statement filed with the SEC is effective. This communication is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted. Any offers, solicitations of offers to buy, or any sales of securities will be made in accordance with the registration requirements of the Securities Act of 1933, as amended. The offering of common shares of beneficial interest of RVII will be made only by means of a prospectus forming part of the registration statement. You may get these documents for free by visiting the SEC website at www.sec.gov. Alternatively, copies of the prospectus, when available, may be obtained by contacting Goldman Sachs & Co. LLC, Attention: Prospectus Department, 200 West Street, New York, New York 10282, telephone: 1-866-471-2526, or by emailing prospectus-ny@ny.email.gs.com; or from RVII by emailing corporate-legal-group@robinhood.com. Investors are advised to carefully consider the investment objectives, risks and charges and expenses of RVII before investing. The prospectus, which will contain this and other information about RVII, should be read carefully before investing.

All investments involve risks, including the loss of principal.

Initial Public Offerings (IPOs) can be speculative investments, and may not be appropriate for every investor.

Robinhood Ventures DE, LLC ("Robinhood Ventures" or "RHV") is an investment advisor and provides advisory services to Robinhood Ventures Fund II. Brokerage services are offered through Robinhood Financial LLC ("RHF"), member SIPC and a registered broker dealer.

RHF and RHV are separate, but affiliated companies. Robinhood and its affiliates generally earn more money from affiliated funds such as RVII than from unaffiliated funds.

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